Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2005 Portfolio

March 31, 2019

VIPF2005-QTLY-0519
1.830285.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	9,807	$318,829
VIP Equity-Income Portfolio Initial Class (a)	15,785	335,283
VIP Growth & Income Portfolio Initial Class (a)	19,598	382,742
VIP Growth Portfolio Initial Class (a)	4,741	326,106
VIP Mid Cap Portfolio Initial Class (a)	3,007	92,664
VIP Value Portfolio Initial Class (a)	17,567	245,936
VIP Value Strategies Portfolio Initial Class (a)	10,244	120,576
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,525,321)		1,822,136

International Equity Funds - 12.3%
VIP Emerging Markets Portfolio Initial Class (a)	53,648	616,953
VIP Overseas Portfolio Initial Class (a)	40,491	828,859
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,231,720)		1,445,812

Bond Funds - 51.9%
Fidelity Inflation-Protected Bond Index Fund (a)	133,172	1,303,750
Fidelity Long Term Treasury Bond Index Fund (a)	50,405	664,341
VIP High Income Portfolio Initial Class (a)	43,522	230,231
VIP Investment Grade Bond Portfolio Initial Class (a)	304,360	3,874,503
TOTAL BOND FUNDS
(Cost $5,993,661)		6,072,825

Short-Term Funds - 20.2%
VIP Government Money Market Portfolio Initial Class 2.25% (a)(b)
(Cost $2,359,894)	2,359,894	2,359,894
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,110,596)		11,700,667
NET OTHER ASSETS (LIABILITIES) - 0.0%		(225)
NET ASSETS - 100%		$11,700,442

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,168,011	$125,244	$27,720	$1,240	$(203)	$38,418	$1,303,750
Fidelity Long Term Treasury Bond Index Fund	602,614	71,594	35,716	4,527	(132)	25,981	664,341
VIP Contrafund Portfolio Initial Class	295,967	56,286	40,042	35,787	(297)	6,915	318,829
VIP Emerging Markets Portfolio Initial Class	561,918	39,363	70,033	--	(1,499)	87,204	616,953
VIP Equity-Income Portfolio Initial Class	310,461	47,474	37,277	21,581	(2,622)	17,247	335,283
VIP Government Money Market Portfolio Initial Class 2.25%	2,110,882	299,179	50,167	11,680	--	--	2,359,894
VIP Growth & Income Portfolio Initial Class	353,946	66,456	43,268	38,534	277	5,331	382,742
VIP Growth Portfolio Initial Class	302,425	41,243	45,939	20,296	714	27,663	326,106
VIP High Income Portfolio Initial Class	210,244	17,934	11,505	1,857	(653)	14,211	230,231
VIP Investment Grade Bond Portfolio Initial Class	3,485,414	371,232	96,541	15,860	425	113,973	3,874,503
VIP Mid Cap Portfolio Initial Class	85,985	16,539	12,490	9,718	(326)	2,956	92,664
VIP Overseas Portfolio Initial Class	764,364	83,153	73,036	29,167	(723)	55,101	828,859
VIP Value Portfolio Initial Class	227,869	31,399	30,466	15,228	(198)	17,332	245,936
VIP Value Strategies Portfolio Initial Class	111,217	18,975	17,372	11,251	(1,113)	8,869	120,576
	$10,591,317	$1,286,071	$591,572	$216,726	$(6,350)	$421,201	$11,700,667

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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